Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	May 31, 2014	May 31, 2013
CURRENT ASSETS
Cash and cash equivalents	$ 2,908	$ 4,917
Receivables, less allowances of $164 and $176	5,460	5,044
Spare parts, supplies and fuel, less allowances of $212 and $205	463	457
Deferred income taxes	522	533
Prepaid expenses and other	330	323
Total current assets	9,683	11,274
PROPERTY AND EQUIPMENT, AT COST
Aircraft and related equipment	15,632	14,716
Package handling and ground support equipment	7,196	6,452
Computer and electronic equipment	5,169	4,958
Vehicles	4,400	4,080
Facilities and other	8,294	7,903
Gross property and equipment	40,691	38,109
Less accumulated depreciation and amortization	21,141	19,625
Net property and equipment	19,550	18,484
OTHER LONG-TERM ASSETS
Goodwill	2,790	2,755
Other assets	1,047	1,054
Total other long-term assets	3,837	3,809
ASSETS	33,070	33,567
CURRENT LIABILITIES
Current portion of long-term debt	1	251
Accrued salaries and employee benefits	1,277	1,688
Accounts payable	1,971	1,879
Accrued expenses	2,063	1,932
Total current liabilities	5,312	5,750
LONG-TERM DEBT, LESS CURRENT PORTION	4,736	2,739
OTHER LONG-TERM LIABILITIES
Deferred income taxes	2,114	1,652
Pension, postretirement healthcare and other benefit obligations	3,484	3,916
Self-insurance accruals	1,038	987
Deferred lease obligations	758	778
Deferred gains, principally related to aircraft transactions	206	227
Other liabilities	145	120
Total other long-term liabilities	7,745	7,680
COMMITMENTS AND CONTINGENCIES
COMMON STOCKHOLDERS' INVESTMENT
Common stock, $0.10 par value; 800 million shares authorized; 318 million shares issued as of May 31, 2014 and 2013	32	32
Additional paid-in capital	2,643	2,668
Retained earnings	20,429	18,519
Accumulated other comprehensive loss	(3,694)	(3,820)
Treasury stock, at cost	(4,133)	(1)
Total common stockholders' investment	15,277	17,398
LIABILITIES AND STOCKHOLDERS' INVESTMENT	$ 33,070	$ 33,567